Schedule of Investments (unaudited)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
BAE Systems PLC	223,173	$ 6,372,828
Curtiss-Wright Corp.	3,895	2,727,786
General Electric Co.	3,747	1,282,448
Lockheed Martin Corp.	5,336	3,511,515
Northrop Grumman Corp.	2,147	1,555,244
Rolls-Royce Holdings PLC	158,196	2,844,693
RTX Corp.	14,144	2,865,857
Safran SA	16,153	6,505,439
Thales SA	3,349	1,016,479
		28,682,289
Air Freight & Logistics — 0.0%
Hyundai Glovis Co. Ltd.	946	190,477
Automobile Components — 0.2%
Aptiv PLC(a)	691	50,816
BorgWarner, Inc.	45,036	2,592,723
		2,643,539
Automobiles — 0.7%
Geely Automobile Holdings Ltd.	317,000	654,389
General Motors Co.	4,979	391,897
Mercedes-Benz Group AG, Class N	5,921	409,666
Tesla, Inc.(a)	28,710	11,556,062
		13,012,014
Banks — 3.5%
Banco Bilbao Vizcaya Argentaria SA	21,770	504,228
Banco Santander SA	94,040	1,186,038
Bank Central Asia Tbk PT	3,000,600	1,281,225
Bank Hapoalim BM	8,026	202,561
Bank Mandiri Persero Tbk PT	423,300	132,862
Bank Negara Indonesia Persero Tbk PT	144,900	37,979
Bank of America Corp.	171,814	8,561,492
Bank of Hangzhou Co. Ltd., Class A	13,700	32,449
Bank of Montreal	11,274	1,622,520
Bank Polska Kasa Opieki SA	5,295	335,496
Bank Rakyat Indonesia Persero Tbk PT	2,372,400	552,104
Barclays PLC	39,452	239,462
BAWAG Group AG(b)	2,699	418,029
BNP Paribas SA	25,545	2,868,236
Canadian Imperial Bank of Commerce	5,327	538,109
China Merchants Bank Co. Ltd., Class A	65,800	371,346
Citigroup, Inc.	30,142	3,321,347
Commonwealth Bank of Australia	3,618	448,891
Credit Agricole SA	89,157	1,969,743
DBS Group Holdings Ltd.	97,000	4,369,385
Grupo Cibest SA	6,422	144,392
Grupo Financiero Banorte SAB de CV, Class O	13,006	147,890
Intesa Sanpaolo SpA	544,493	3,736,065
Israel Discount Bank Ltd., Class A	10,101	122,252
JPMorgan Chase & Co.	23,957	7,194,287
KB Financial Group, Inc.	3,874	427,566
Mitsubishi UFJ Financial Group, Inc.	222,000	4,121,209
NatWest Group PLC	63,426	526,589
Popular, Inc.	746	100,979
Powszechna Kasa Oszczednosci Bank Polski SA	1,852	47,983
Shanghai Commercial & Savings Bank Ltd. (The)	99	127
Societe Generale SA	7,932	687,392
Standard Chartered PLC	19,670	485,208
Sumitomo Mitsui Financial Group, Inc.	116,200	4,384,875
Sumitomo Mitsui Trust Group, Inc.	112,900	3,936,699
U.S. Bancorp	71,477	3,906,933
Security	Shares	Value
Banks (continued)
UniCredit SpA	37,140	$ 3,162,373
Wells Fargo & Co.	607	49,440
		62,175,761
Beverages — 0.2%
Ambev SA	317,966	1,009,131
Coca-Cola Femsa SAB de CV	6,013	66,865
PepsiCo, Inc.	16,265	2,760,821
		3,836,817
Biotechnology — 0.9%
AbbVie, Inc.	17,993	4,175,815
Alkermes PLC(a)	7,473	224,937
Alnylam Pharmaceuticals, Inc.(a)	294	97,878
Amgen, Inc.	6,032	2,341,381
Ascendis Pharma A/S, ADR(a)	369	86,162
BeOne Medicines Ltd., Class H(a)	5,400	133,307
Biogen, Inc.(a)	2,546	488,374
BioMarin Pharmaceutical, Inc.(a)	7,033	434,147
BioNTech SE, ADR(a)	4,028	444,006
CSL Ltd.	945	98,929
Exelixis, Inc.(a)	10,082	444,213
Genmab A/S(a)	1,908	561,766
Gilead Sciences, Inc.	14,138	2,105,855
Hugel, Inc.(a)	1,468	275,583
Incyte Corp.(a)	660	66,838
Innovent Biologics, Inc.(a)(b)	51,000	554,874
Insmed, Inc.(a)	132	19,712
Moderna, Inc.(a)	8,510	455,881
Natera, Inc.(a)	2,979	619,751
Neurocrine Biosciences, Inc.(a)	4,181	552,937
PharmaResearch Co. Ltd.	409	99,334
Regeneron Pharmaceuticals, Inc.	1,514	1,183,448
Seegene, Inc.	2,268	41,376
United Therapeutics Corp.(a)	453	228,267
Vertex Pharmaceuticals, Inc.(a)	1,337	664,262
Zai Lab Ltd.(a)	34,100	64,729
		16,463,762
Broadline Retail — 1.8%
Alibaba Group Holding Ltd.	122,900	2,224,090
Amazon.com, Inc.(a)	112,935	23,716,350
Dollarama, Inc.	2,110	310,641
eBay, Inc.	26,780	2,433,231
Etsy, Inc.(a)	8,105	444,802
JD.com, Inc., Class A	22,650	300,694
MercadoLibre, Inc.(a)	807	1,418,367
Wesfarmers Ltd.	12,738	721,648
		31,569,823
Building Products — 0.0%
Johnson Controls International PLC	2,344	338,239
Capital Markets — 1.6%
Ameriprise Financial, Inc.	2,802	1,317,276
B3 SA - Brasil Bolsa Balcao	434,202	1,517,780
Charles Schwab Corp. (The)	69,196	6,587,459
China International Capital Corp. Ltd., Class A	219,200	1,105,463
Coinbase Global, Inc., Class A(a)	1,890	332,357
Deutsche Bank AG, Registered Shares	19,002	673,681
Goldman Sachs Group, Inc. (The)	865	743,528
IG Group Holdings PLC	2,965	52,007
Intercontinental Exchange, Inc.	7,805	1,281,035
Jefferies Financial Group, Inc.	1,722	76,457
London Stock Exchange Group PLC	1,773	211,241

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Macquarie Group Ltd.	34,399	$ 5,220,406
Morgan Stanley	48,562	8,086,059
SEI Investments Co.	871	70,830
TMX Group Ltd.	611	20,609
UBS Group AG, Registered Shares	3,883	161,338
		27,457,526
Chemicals — 0.5%
Albemarle Corp.	4,940	882,630
Corteva, Inc.	37,122	2,974,215
DSM-Firmenich AG	20,717	1,479,603
KCC Corp.	855	387,058
LG Chem Ltd.	3,615	1,051,163
Nitto Denko Corp.	2,500	57,976
Orica Ltd.	23,740	412,141
Sumitomo Chemical Co. Ltd.	234,500	856,630
		8,101,416
Commercial Services & Supplies — 0.1%
Republic Services, Inc.	130	29,770
Tetra Tech, Inc.	2,718	97,413
Waste Management, Inc.	4,668	1,124,241
		1,251,424
Communications Equipment — 0.4%
Accton Technology Corp.	7,000	308,037
Arcadyan Technology Corp.	43,000	269,193
Arista Networks, Inc.(a)	2,893	386,215
Lumentum Holdings, Inc.(a)(c)	407	285,270
Motorola Solutions, Inc.	6,964	3,358,459
Nokia Oyj	289,034	2,218,342
Telefonaktiebolaget LM Ericsson, B Shares	9,607	111,057
Zhongji Innolight Co. Ltd., Class A	4,000	309,617
		7,246,190
Construction & Engineering — 1.0%
ACS Actividades de Construccion y Servicios SA	3,231	416,912
AECOM	47,913	4,694,516
HDC Hyundai Development Co-Engineering & Construction, Class E	3,726	59,947
Hyundai Engineering & Construction Co. Ltd.	635	72,726
MasTec, Inc.(a)	13,343	3,976,481
Obayashi Corp.	56,100	1,583,756
Quanta Services, Inc.	91	51,240
Samsung E & A Co. Ltd.	18,588	469,963
Skanska AB, B Shares	15,343	470,368
Stantec, Inc.	30,634	2,836,461
Sunway Construction Group Bhd	128,600	232,925
United Integrated Services Co. Ltd.	19,000	675,333
Worley Ltd.	164,155	1,321,927
WSP Global, Inc.	722	122,307
		16,984,862
Construction Materials — 0.0%
Holcim AG	8,561	787,024
Consumer Finance — 0.4%
Ally Financial, Inc.	2,883	113,706
American Express Co.	19,418	5,998,220
Gentera SAB de CV	9,291	26,969
		6,138,895
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	5,211	5,267,227
Dino Polska SA(a)(b)	5,013	56,367
E-MART, Inc.	817	59,609
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
J Sainsbury PLC	14,559	$ 68,475
Koninklijke Ahold Delhaize NV	17,078	842,892
Tesco PLC	219,788	1,422,805
Walmart, Inc.	43,229	5,531,151
		13,248,526
Containers & Packaging — 0.1%
Ball Corp.	7,951	533,751
Crown Holdings, Inc.	12,777	1,464,244
		1,997,995
Diversified REITs — 0.0%
British Land Co. PLC (The)	11,827	65,021
Mirvac Group	90,044	131,337
		196,358
Diversified Telecommunication Services — 1.0%
AT&T Inc.	83,603	2,341,720
Comcast Corp., Class A	104,867	3,246,683
Deutsche Telekom AG, Registered Shares	156,829	6,298,277
Telefonica Brasil SA	74,923	632,238
Verizon Communications, Inc.	108,309	5,430,613
		17,949,531
Electric Utilities — 0.4%
Cia Paranaense de Energia - Copel	88,588	254,368
Duke Energy Corp.	2,284	298,861
Edison International	12,871	961,979
EDP SA	445,753	2,371,651
Eversource Energy	269	20,500
Exelon Corp.	362	17,908
Iberdrola SA	27,197	641,938
Korea Electric Power Corp.	1,003	40,315
NextEra Energy, Inc.	2,070	194,104
NRG Energy, Inc.	12,149	2,174,185
		6,975,809
Electrical Equipment — 1.4%
ABB Ltd., Registered Shares	88,873	8,277,299
AMETEK, Inc.	28,407	6,795,523
Bizlink Holding, Inc.	28,504	1,259,566
Contemporary Amperex Technology Co. Ltd., Class A	52,700	2,620,027
GE Vernova, Inc.	502	438,547
LS Corp.	612	121,249
Siemens Energy AG	25,778	4,992,626
Sungrow Power Supply Co. Ltd., Class A	17,600	369,517
Vestas Wind Systems A/S	14,552	372,012
		25,246,366
Electronic Equipment, Instruments & Components — 0.8%
Chroma ATE, Inc.	89,000	3,867,403
Delta Electronics, Inc.	23,000	1,037,158
Flex Ltd.(a)	1,374	86,589
Jabil, Inc.	227	60,153
Keysight Technologies, Inc.(a)	4,588	1,410,030
LG Innotek Co. Ltd.	597	132,269
Murata Manufacturing Co. Ltd.	152,800	3,995,710
Primax Electronics Ltd.	147,000	382,247
TDK Corp.	1,800	27,807
TE Connectivity PLC	9,467	2,178,830
Tripod Technology Corp.	6,000	74,114
		13,252,310
Energy Equipment & Services — 0.0%
Halliburton Co.	3,577	128,772

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.5%
NCSoft Corp.	327	$ 52,447
NetEase, Inc.	12,600	283,818
Netflix, Inc.(a)	50,286	4,839,525
ROBLOX Corp., Class A(a)	13,914	955,335
Roku, Inc., Class A(a)	12,603	1,240,261
Spotify Technology SA(a)	3,589	1,848,120
		9,219,506
Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(a)	2,310	1,166,434
Block, Inc., Class A(a)	25,795	1,643,141
Essent Group Ltd.	1,409	85,724
Fidelity National Information Services, Inc.	25,465	1,297,696
FirstRand Ltd.	18,756	116,880
Mastercard, Inc., Class A	8,838	4,571,102
ORIX Corp.	32,600	1,144,231
Visa, Inc., Class A	5,255	1,682,336
		11,707,544
Food Products — 0.1%
AVI Ltd.	27,839	196,208
China Mengniu Dairy Co. Ltd.	217,000	447,159
Chocoladefabriken Lindt & Spruengli AG, NVS	1	16,510
Conagra Brands, Inc.	44,895	864,229
General Mills, Inc.	1,716	77,615
MBRF Global Foods Co. SA	67,639	273,115
Minerva SA	62,990	64,139
Tingyi Cayman Islands Holding Corp.	66,000	110,217
Tyson Foods, Inc., Class A	302	19,627
Uni-President China Holdings Ltd.	113,000	111,506
WH Group Ltd.(b)	109,500	137,725
		2,318,050
Gas Utilities — 0.0%
ENN Energy Holdings Ltd.	38,900	341,288
Ground Transportation — 0.2%
Canadian National Railway Co.	5,464	613,155
Canadian Pacific Kansas City Ltd.	2,944	257,785
Uber Technologies, Inc.(a)	33,895	2,556,361
		3,427,301
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	35,078	4,081,325
Boston Scientific Corp.(a)	56,260	4,323,581
Koninklijke Philips NV	20,601	660,166
Stryker Corp.	2,971	1,151,144
Sysmex Corp.	5,900	55,701
		10,271,917
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	4,931	1,130,333
Centene Corp.(a)	987	44,297
Cigna Group (The)	10,953	3,174,398
HCA Healthcare, Inc.	4,004	2,120,919
KPJ Healthcare Bhd	94,600	71,111
McKesson Corp.	2,195	2,167,277
Tenet Healthcare Corp.(a)	4,324	1,035,122
UnitedHealth Group, Inc.	9,517	2,791,051
		12,534,508
Health Care REITs — 0.0%
Ventas, Inc.	1,558	134,237
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	4,938	898,765
Security	Shares	Value
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	17	$ 136
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class A(a)	24,875	3,360,861
Aristocrat Leisure Ltd.	49,643	1,697,131
Booking Holdings, Inc.	803	3,404,198
MakeMyTrip Ltd.(a)(c)	8,900	502,583
McDonald’s Corp.	23,070	7,868,254
Meituan, Class B(a)(b)	65,870	678,264
Trip.com Group Ltd.	581	30,153
		17,541,444
Household Durables — 0.6%
Haier Smart Home Co. Ltd., Class H	6,400	21,732
NVR, Inc.(a)	221	1,661,432
Sony Group Corp.	359,700	8,268,878
		9,952,042
Household Products — 0.6%
Colgate-Palmolive Co.	885	87,739
Procter & Gamble Co. (The)	65,247	10,909,298
		10,997,037
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	29,683	512,922
Brookfield Renewable Corp.	1,003	42,803
ReNew Energy Global PLC, Class A(a)	80,486	444,283
Vistra Corp.	679	118,071
		1,118,079
Industrial Conglomerates — 0.8%
3M Co.	2,405	397,594
CJ Corp.	3,085	468,765
Hanwha Corp.(a)	675	64,098
Hitachi Ltd.	43,200	1,414,252
Honeywell International, Inc.	35,015	8,529,304
Samsung C&T Corp.	858	209,089
Siemens AG, Registered Shares	1,923	556,024
Smiths Group PLC	50,248	1,857,687
		13,496,813
Insurance — 1.9%
AIA Group Ltd.	689,600	7,607,346
Allianz SE, Registered Shares	14,048	6,308,636
ASR Nederland NV	1,986	144,308
AXA SA	161,916	7,918,033
Hartford Insurance Group, Inc. (The)	11,923	1,679,116
MetLife, Inc.	49,486	3,566,456
NN Group NV	20,309	1,665,696
Ping An Insurance Group Co. of China Ltd., Class A	39,800	365,545
Ping An Insurance Group Co. of China Ltd., H Shares	81,500	705,028
Power Corp. of Canada	1,294	65,001
Progressive Corp. (The)	1,278	273,057
Prudential Financial, Inc.	3,806	374,434
Travelers Cos., Inc. (The)	12,055	3,720,655
		34,393,311
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A	60,034	18,716,200
Alphabet, Inc., Class C, NVS	38,133	11,875,760
Autotrader Group PLC(b)	24,136	159,876
Meta Platforms, Inc., Class A	13,500	8,750,430
NAVER Corp.	2,483	438,633

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
REA Group Ltd.	1,023	$ 121,029
Tencent Holdings Ltd.	114,400	7,526,814
		47,588,742
IT Services — 0.2%
CoreWeave, Inc., Class A(a)	1,606	127,773
Fujitsu Ltd.	42,200	940,761
International Business Machines Corp.	3,839	922,166
NEC Corp.	17,500	485,158
Shopify, Inc., Class A(a)	4,724	570,288
VeriSign, Inc.	1,568	357,410
Wix.com Ltd.(a)	3,180	224,063
		3,627,619
Leisure Products — 0.0%
Hasbro, Inc.	6,207	618,155
Life Sciences Tools & Services — 0.1%
Illumina, Inc.(a)	149	20,035
IQVIA Holdings, Inc.(a)	2,747	491,191
Lonza Group AG, Registered Shares	106	73,728
Medpace Holdings, Inc.(a)	117	52,856
Mettler-Toledo International, Inc.(a)	19	25,967
QIAGEN NV	1,766	87,804
Thermo Fisher Scientific, Inc.	158	82,335
West Pharmaceutical Services, Inc.	216	54,937
		888,853
Machinery — 0.2%
Amada Co. Ltd.	73,700	1,225,356
Caterpillar, Inc.	934	693,803
HD Construction Equipment Co. Ltd.	850	82,930
HD Hyundai Heavy Industries Co. Ltd.	328	137,358
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	236	73,822
Hyundai Rotem Co. Ltd.	650	103,924
Illinois Tool Works, Inc.	406	117,996
Mitsubishi Heavy Industries Ltd.	2,300	73,319
Techtronic Industries Co. Ltd.	40,000	647,827
Wartsila Oyj Abp	17,028	739,435
		3,895,770
Marine Transportation — 0.0%
Star Bulk Carriers Corp.	1,551	40,776
Media — 0.1%
CyberAgent, Inc.	4,400	38,796
Fox Corp., Class B	3,780	195,539
Informa PLC	137,280	1,550,478
		1,784,813
Metals & Mining — 1.3%
Aneka Tambang Tbk	236,800	61,571
Anglo American PLC	6,248	314,122
Baoshan Iron & Steel Co. Ltd., Class A	148,300	155,617
Barrick Mining Corp.	14,118	716,328
BHP Group Ltd.	74,286	3,014,176
Capstone Copper Corp.(a)	7,588	78,492
Cia Brasileira de Aluminio(a)	53,613	106,463
Cleveland-Cliffs, Inc.(a)	35,700	380,562
Endeavour Mining PLC	14,891	1,071,480
First Quantum Minerals Ltd.(a)	34,389	1,029,615
Fortescue Ltd.	85,185	1,279,583
Freeport-McMoRan, Inc.	49,730	3,385,618
Hyundai Steel Co.	15,977	515,262
Kobe Steel Ltd.	2,600	37,835
Security	Shares	Value
Metals & Mining (continued)
MP Materials Corp., Class A(a)(c)	2,476	$ 145,762
Newmont Corp.	6,033	784,290
Rio Tinto PLC	1,888	187,044
South32 Ltd.	796,565	2,609,454
Vale SA	20,706	357,210
Valterra Platinum Ltd.	1	117
Wheaton Precious Metals Corp.	45,808	7,464,348
		23,694,949
Multi-Utilities — 0.4%
Consolidated Edison, Inc.	29,080	3,272,082
Engie SA	92,567	3,162,374
Public Service Enterprise Group, Inc.	1,301	111,977
		6,546,433
Oil, Gas & Consumable Fuels — 2.0%
Aker BP ASA	20,747	630,349
BP PLC	87,161	564,926
Cameco Corp. (CAD)	1,766	208,935
Cheniere Energy, Inc.	1,151	271,325
Chevron Corp.	55,651	10,393,381
Enbridge, Inc.	7,344	390,176
ENEOS Holdings, Inc.	555,500	5,299,832
EOG Resources, Inc.	20,742	2,573,667
Exxon Mobil Corp.	7,471	1,139,328
Repsol SA	150,546	3,406,944
Santos Ltd.	363,438	1,751,467
Shell PLC	192,426	8,059,354
Valero Energy Corp.	194	39,700
Var Energi ASA	218,776	825,953
		35,555,337
Passenger Airlines — 0.0%
Delta Air Lines, Inc.	669	43,953
International Consolidated Airlines Group SA	120,735	687,684
		731,637
Personal Care Products — 0.0%
L’Oreal SA	284	133,067
Pharmaceuticals — 2.2%
Astellas Pharma, Inc.	58,500	973,529
AstraZeneca PLC	14,232	2,994,877
Bristol-Myers Squibb Co.	63,945	3,988,250
Daiichi Sankyo Co. Ltd.	87,900	1,731,192
Eli Lilly & Co.	4,693	4,936,989
GSK PLC	48,296	1,435,032
Ipsen SA	752	146,792
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	188,600	1,550,473
Johnson & Johnson	18,199	4,521,178
Novartis AG, Registered Shares	6,869	1,154,966
Ono Pharmaceutical Co. Ltd.	74,200	1,275,622
Pfizer, Inc.	295,664	8,175,110
Sanofi SA	21,408	2,093,731
Sino Biopharmaceutical Ltd.	145,000	111,814
Takeda Pharmaceutical Co. Ltd.	50,600	1,893,817
Zoetis, Inc., Class A	9,794	1,283,993
		38,267,365
Professional Services — 0.3%
Experian PLC	46,735	1,759,068
Intertek Group PLC	22,370	1,425,418
Jacobs Solutions, Inc.	2,301	317,216
Recruit Holdings Co. Ltd.	4,600	200,170

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Thomson Reuters Corp.	13,930	$ 1,341,173
Wolters Kluwer NV, Class C	1,625	131,277
		5,174,322
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	377	55,668
China Vanke Co. Ltd., Class A(a)	293,900	207,242
Daiwa House Industry Co. Ltd.	8,800	317,561
Mitsui Fudosan Co. Ltd.	216,800	2,922,426
Vonovia SE	2,256	76,495
		3,579,392
Residential REITs — 0.0%
Invitation Homes, Inc.	13,212	348,004
Retail REITs — 0.1%
Kimco Realty Corp.	33,302	784,262
Klepierre SA	2,407	101,295
Link REIT	16,300	80,586
RioCan REIT	62,387	902,383
		1,868,526
Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc.(a)	21,911	4,386,801
Analog Devices, Inc.	2,582	918,650
Applied Materials, Inc.	9,315	3,467,974
ASE Technology Holding Co. Ltd.	85,000	1,024,214
ASM International NV	161	135,785
ASML Holding NV	4,053	5,894,716
ASPEED Technology, Inc.	9,000	2,777,968
Broadcom, Inc.	37,583	12,009,648
Elan Microelectronics Corp.	66,000	255,354
First Solar, Inc.(a)	778	153,422
Intel Corp.(a)	67,376	3,073,019
King Yuan Electronics Co. Ltd.	109,000	1,121,561
Lam Research Corp.	13,183	3,083,372
MediaTek, Inc.	26,000	1,601,589
Microchip Technology, Inc.	952	71,057
Micron Technology, Inc.	12,576	5,185,965
Nanya Technology Corp.(a)	81,000	719,034
NVIDIA Corp.	232,733	41,237,960
NXP Semiconductors NV	164	37,230
Parade Technologies Ltd.	20,000	345,157
Phison Electronics Corp.	40,000	2,363,088
QUALCOMM, Inc.	27,869	3,967,431
Shenzhen Goodix Technology Co. Ltd., Class A	14,200	161,677
SK hynix, Inc.	4,220	3,120,236
Skyworks Solutions, Inc.	40,879	2,435,571
Taiwan Semiconductor Manufacturing Co. Ltd.	223,000	13,914,797
Texas Instruments, Inc.	3,897	826,593
Tokyo Electron Ltd.	16,300	4,586,409
Winbond Electronics Corp.(a)	7,000	26,631
		118,902,909
Software — 2.6%
Adobe, Inc.(a)	7,172	1,882,005
Autodesk, Inc.(a)	1,332	327,499
Dropbox, Inc., Class A(a)	22,767	568,947
Intuit, Inc.	4,750	1,942,892
Microsoft Corp.	80,412	31,581,009
Nice Ltd.(a)	3,345	383,063
Oracle Corp.	9,570	1,391,478
Palantir Technologies, Inc., Class A(a)	27,585	3,784,386
Salesforce, Inc.	4,903	955,055
SAP SE	6,476	1,300,979
Security	Shares	Value
Software (continued)
ServiceNow, Inc.(a)	17,565	$ 1,897,196
Trimble, Inc.(a)	1,496	100,038
Zscaler, Inc.(a)	561	82,461
		46,197,008
Specialized REITs — 0.6%
American Tower Corp.	20,163	3,868,473
Digital Realty Trust, Inc.	27,664	4,902,061
Equinix, Inc.	1,002	976,209
		9,746,743
Specialty Retail — 0.4%
Home Depot, Inc. (The)	411	156,476
JB Hi-Fi Ltd.	9,236	539,886
Lojas Renner SA	780,361	2,386,825
TJX Cos., Inc. (The)	21,049	3,402,781
Ultrapar Participacoes SA	140,298	706,348
		7,192,316
Technology Hardware, Storage & Peripherals — 3.1%
Apple Inc.	158,887	41,974,767
Chicony Electronics Co. Ltd.	67,000	267,652
Dell Technologies, Inc., Class C	10,723	1,587,862
Hewlett Packard Enterprise Co.	3,408	73,170
Lenovo Group Ltd.	600,000	740,594
Samsung Electronics Co. Ltd.	61,262	9,169,165
Xiaomi Corp., Class B(a)(b)	296,800	1,312,720
		55,125,930
Textiles, Apparel & Luxury Goods — 0.2%
Bosideng International Holdings Ltd.	114,000	70,670
Makalot Industrial Co. Ltd.	27,640	281,840
Pandora A/S	1,814	143,397
Tapestry, Inc.	23,035	3,581,251
		4,077,158
Tobacco — 0.5%
Altria Group, Inc.	88,152	6,086,014
Imperial Brands PLC	14,192	635,644
Japan Tobacco, Inc.	43,100	1,648,980
		8,370,638
Water Utilities — 0.0%
Guangdong Investment Ltd.	32,000	31,170
United Utilities Group PLC	36,223	678,979
		710,149
Wireless Telecommunication Services — 0.3%
MTN Group Ltd.	67,407	876,771
SoftBank Corp.	551,800	754,754
SoftBank Group Corp.	1,900	48,651
Tele2 AB, B Shares	2,721	57,424
T-Mobile U.S., Inc.	10,119	2,196,734
Vodafone Group PLC	815,569	1,255,838
		5,190,172
Total Common Stocks — 49.5% (Cost: $538,771,205)		874,084,486

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.1%
Boeing Co. (The), 5.93%, 05/01/60	USD	200	200,584
Bombardier, Inc.
7.25%, 07/01/31(b)		88	93,624

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Bombardier, Inc.
6.75%, 06/15/33(b)	USD	241	$ 253,952
7.45%, 05/01/34(b)		114	128,429
General Electric Co., 4.90%, 01/29/36		335	343,630
Lockheed Martin Corp., 4.09%, 09/15/52		150	121,639
RTX Corp., 6.40%, 03/15/54		150	167,620
TransDigm, Inc.
7.13%, 12/01/31(b)		166	173,983
6.63%, 03/01/32(b)		59	61,124
6.38%, 05/31/33(b)		81	82,671
6.25%, 01/31/34(b)		15	15,517
6.75%, 01/31/34(b)		40	41,511
			1,684,284
Automobile Components — 0.1%
Belron UK Finance PLC, 5.75%, 10/15/29(b)		200	204,431
Cooper-Standard Automotive, Inc., 03/01/31(b)(d)		328	328,925
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/32(b)		200	211,364
IHO Verwaltungs GmbH
(7.75% Cash or 8.50% PIK), 7.75%, 11/15/30(b)(e)		33	34,684
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(b)(e)		25	26,668
Patrick Industries, Inc., 6.38%, 11/01/32(b)		183	187,963
Phinia, Inc., 6.63%, 10/15/32(b)		61	63,328
			1,057,363
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		165	134,062
Honda Motor Co. Ltd.
2.53%, 03/10/27		1,000	987,088
4.69%, 07/08/30		1,275	1,299,661
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31		200	237,656
New Flyer Holdings, Inc., 9.25%, 07/01/30(b)		147	158,675
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26(b)		52	52,533
5.63%, 09/29/28(b)		45	45,290
6.13%, 09/30/30(b)		150	150,347
Nissan Motor Co. Ltd.
7.50%, 07/17/30(b)		82	86,491
7.75%, 07/17/32(b)		175	187,139
8.13%, 07/17/35(b)		70	76,440
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)		62	58,645
			3,474,027
Banks — 2.6%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28		1,400	1,443,559
Banco Santander SA
4.18%, 03/24/28		600	600,213
5.59%, 08/08/28		1,200	1,243,833
6.61%, 11/07/28		1,000	1,065,802
Bank of America Corp.
2.55%, 02/04/28		1,150	1,135,069
3.19%, 07/23/30		250	243,148
2.50%, 02/13/31		100	93,923
2.69%, 04/22/32		820	759,256
4.57%, 04/27/33		890	893,621
5.51%, 01/24/36		795	834,426
5.74%, 02/12/36		470	491,204
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
5.88%, 02/07/42	USD	175	$ 187,687
4.08%, 03/20/51		475	385,271
Bank of Montreal, 5.20%, 02/01/28		810	830,334
Barclays PLC, 2.67%, 03/10/32		450	413,893
Citigroup, Inc.
2.67%, 01/29/31		1,060	1,000,101
4.41%, 03/31/31		1,140	1,145,942
2.57%, 06/03/31		1,470	1,374,038
5.88%, 02/22/33		350	376,636
3.79%, 03/17/33		1,080	1,039,255
Fifth Third Bancorp
6.34%, 07/27/29		60	63,093
4.77%, 07/28/30		225	228,770
First Citizens BancShares, Inc., 5.23%, 03/12/31		250	254,591
HSBC Holdings PLC
5.87%, 11/18/35		440	461,910
5.45%, 03/03/36		300	311,987
5.79%, 05/13/36		3,010	3,199,667
6.10%, 01/14/42		350	382,391
Huntington Bancshares, Inc., 5.02%, 05/17/33		100	102,099
ING Groep NV, 4.02%, 03/28/28		1,580	1,581,151
JPMorgan Chase & Co.
2.18%, 06/01/28		2,575	2,518,935
4.85%, 07/25/28		970	981,238
2.52%, 04/22/31		1,370	1,285,523
2.96%, 05/13/31		1,775	1,689,035
1.76%, 11/19/31		345	309,026
2.96%, 01/25/33		540	500,843
5.35%, 06/01/34		602	630,008
M&T Bank Corp., 5.05%, 01/27/34		125	126,990
Mitsubishi UFJ Financial Group, Inc.
2.34%, 01/19/28		1,250	1,232,863
5.48%, 02/22/31		425	445,529
Mizuho Financial Group, Inc.
1.55%, 07/09/27		1,850	1,834,768
2.87%, 09/13/30		375	359,584
Morgan Stanley Bank N.A., 4.45%, 10/15/27		900	903,228
Morgan Stanley Private Bank N.A., 4.47%, 07/06/28		250	251,633
PNC Financial Services Group, Inc. (The)
5.30%, 01/21/28		610	617,315
5.94%, 08/18/34		325	351,146
5.37%, 07/21/36		195	202,172
5.42%, 01/25/41		140	141,534
Royal Bank of Canada
5.20%, 08/01/28		1,000	1,030,118
4.70%, 08/06/31		125	127,717
Santander Holdings U.S.A., Inc.
6.50%, 03/09/29		1,830	1,905,056
6.57%, 06/12/29		610	637,438
7.66%, 11/09/31		25	28,217
Santander UK Group Holdings PLC, 6.53%, 01/10/29		1,660	1,731,901
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28		900	855,147
5.42%, 07/09/31		550	580,090
Toronto-Dominion Bank. (The), Series FXD, 1.95%, 01/12/27		1,310	1,289,635
Truist Financial Corp., 6.12%, 10/28/33		100	108,526
U.S. Bancorp
2.68%, 01/27/33		250	227,657

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
U.S. Bancorp
5.68%, 01/23/35	USD	90	$ 95,542
5.42%, 02/12/36		580	608,584
Wells Fargo & Co.
5.61%, 01/15/44		150	149,517
5.01%, 04/04/51		325	297,325
Westpac Banking Corp., 6.82%, 11/17/33		25	28,206
Zions Bancorp N.A., 4.48%, 02/09/29		430	430,149
			46,655,065
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		75	75,194
4.90%, 02/01/46		300	282,179
Coca-Cola Co. (The)
3.00%, 03/05/51		4,700	3,198,050
2.50%, 03/15/51		700	430,543
5.20%, 01/14/55		273	268,364
Constellation Brands, Inc., 3.60%, 02/15/28		175	173,901
Diageo Capital PLC
2.00%, 04/29/30		1,620	1,492,524
2.13%, 04/29/32		960	846,255
5.50%, 01/24/33		3,570	3,787,998
Keurig Dr Pepper, Inc., 3.43%, 06/15/27		300	297,835
PepsiCo, Inc., 3.00%, 10/15/27		100	99,194
			10,952,037
Biotechnology — 0.3%
Amgen, Inc.
2.20%, 02/21/27		650	639,583
5.65%, 02/19/56		100	99,808
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(b)		37	38,399
7.25%, 12/15/33(b)		238	252,550
Gilead Sciences, Inc.
5.25%, 10/15/33		520	548,761
5.55%, 10/15/53		660	663,035
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		3,706	3,340,450
			5,582,586
Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27		300	297,895
2.13%, 02/09/31		200	183,582
JD.com, Inc., 3.38%, 01/14/30		200	196,334
Kohl’s Corp., 10.00%, 06/01/30(b)		28	30,481
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(b)		75	78,572
Nordstrom, Inc.
4.38%, 04/01/30		74	71,250
5.00%, 01/15/44		72	54,841
QVC, Inc., 6.88%, 04/15/29(b)		219	91,980
Rakuten Group, Inc.
11.25%, 02/15/27(b)		200	210,602
9.75%, 04/15/29(b)		300	332,749
			1,548,286
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(b)		50	50,381
Carlisle Cos., Inc., 5.55%, 09/15/40		270	279,516
Owens Corning
3.40%, 08/15/26		350	348,820
Security		Par (000)	Value
Building Products (continued)
Owens Corning
3.88%, 06/01/30	USD	50	$ 49,449
4.30%, 07/15/47		1,430	1,182,126
			1,910,292
Capital Markets — 1.2%
Apollo Debt Solutions BDC, 6.70%, 07/29/31		150	154,863
Ares Capital Corp.
2.88%, 06/15/27		360	353,350
2.88%, 06/15/28		470	448,259
5.50%, 09/01/30		100	99,009
5.10%, 01/15/31		70	68,315
Bank of New York Mellon Corp. (The)
4.71%, 02/01/34		430	435,352
Series J, 4.97%, 04/26/34		375	384,734
Charles Schwab Corp. (The), 4.91%, 11/14/36		330	330,099
Deutsche Bank AG
5.71%, 02/08/28		260	263,852
6.82%, 11/20/29		190	202,351
5.88%, 07/08/31		200	208,490
5.40%, 09/11/35		421	431,666
FactSet Research Systems, Inc., 2.90%, 03/01/27		1,980	1,954,729
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		76	82,656
Goldman Sachs Group, Inc. (The)
2.60%, 02/07/30		840	794,403
1.99%, 01/27/32		246	220,114
2.62%, 04/22/32		319	292,966
2.38%, 07/21/32		2,775	2,502,921
3.10%, 02/24/33		755	700,531
6.75%, 10/01/37		450	505,480
4.02%, 10/31/38		302	272,867
5.39%, 02/02/41		120	119,095
Intercontinental Exchange, Inc., 2.10%, 06/15/30		150	138,290
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(b)		50	51,309
LPL Holdings, Inc.
5.20%, 03/15/30		100	102,101
5.65%, 03/15/35		570	578,364
Morgan Stanley
2.48%, 01/21/28		950	937,357
2.70%, 01/22/31		145	137,202
1.79%, 02/13/32		2,070	1,832,751
2.51%, 10/20/32		925	838,310
5.25%, 04/21/34		855	885,850
5.42%, 07/21/34		1,775	1,853,861
6.38%, 07/24/42		525	586,913
MSCI, Inc., 5.15%, 03/15/36		645	639,141
Nomura Holdings, Inc., 6.18%, 01/18/33		350	381,493
Osaic Holdings, Inc.
6.75%, 08/01/32(b)		80	80,730
8.00%, 08/01/33(b)		25	24,906
S&P Global, Inc.
2.90%, 03/01/32		175	162,769
4.80%, 12/04/35(b)		285	285,645
StoneX Escrow Issuer LLC, 6.88%, 07/15/32(b)		80	83,018
StoneX Group, Inc., 7.88%, 03/01/31(b)		203	215,257
UBS AG, 1.25%, 08/07/26		430	425,211
UBS Group AG, 3.09%, 05/14/32(b)		200	187,154
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)		116	120,735
			21,374,469
Chemicals — 0.2%
Air Products & Chemicals, Inc., 4.85%, 02/08/34		25	25,665

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
CF Industries, Inc., 5.38%, 03/15/44	USD	100	$ 95,858
Dow Chemical Co. (The), 7.38%, 11/01/29		125	137,404
Ecolab, Inc.
5.00%, 09/01/35		50	51,625
2.70%, 12/15/51		760	479,224
Linde, Inc., 3.55%, 11/07/42		25	20,464
NOVA Chemicals Corp., 9.00%, 02/15/30(b)		28	29,746
Perimeter Holdings LLC, 6.25%, 01/15/34(b)		65	65,296
Rain Carbon, Inc., 12.25%, 09/01/29(b)		93	99,034
Sherwin-Williams Co. (The)
5.15%, 08/15/35		1,220	1,255,751
4.50%, 06/01/47		100	86,716
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)		212	208,623
Tronox, Inc.
4.63%, 03/15/29(b)		161	124,482
9.13%, 09/30/30(b)		140	137,467
Westlake Corp., 5.00%, 08/15/46		150	131,939
			2,949,294
Commercial Services & Supplies — 0.2%
ADT Security Corp. (The), 5.88%, 10/15/33(b)		130	132,128
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)		50	49,750
Deluxe Corp.
8.00%, 06/01/29(b)		28	28,259
8.13%, 09/15/29(b)		94	98,599
Pitney Bowes, Inc.
6.88%, 03/15/27(b)		7	7,001
7.25%, 03/15/29(b)		69	68,812
Republic Services, Inc.
4.75%, 07/15/30		120	123,357
5.20%, 11/15/34		495	518,166
Waste Connections, Inc., 5.25%, 09/01/35		945	989,187
Waste Management, Inc., 5.35%, 10/15/54		544	538,578
			2,553,837
Communications Equipment — 0.2%
Cisco Systems, Inc.
4.95%, 02/24/32		60	62,489
5.30%, 02/26/54		215	209,166
Motorola Solutions, Inc.
2.30%, 11/15/30		400	368,011
2.75%, 05/24/31		1,320	1,224,010
5.60%, 06/01/32		830	881,483
5.40%, 04/15/34		480	501,707
Viasat, Inc.
6.50%, 07/15/28(b)		65	64,169
7.50%, 05/30/31(b)		195	192,375
			3,503,410
Construction & Engineering — 0.2%
AECOM, 6.00%, 08/01/33(b)		50	51,088
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)		48	47,865
HTA Group Ltd., 7.50%, 06/04/29(b)		200	206,678
Quanta Services, Inc.
2.90%, 10/01/30		3,480	3,291,676
4.50%, 01/15/31		125	126,478
Tutor Perini Corp., 11.88%, 04/30/29(b)		127	139,277
			3,863,062
Security		Par (000)	Value
Construction Materials — 0.1%
CRH America Finance, Inc., 5.50%, 01/09/35	USD	1,050	$ 1,105,933
Martin Marietta Materials, Inc., 5.15%, 12/01/34		530	547,082
			1,653,015
Consumer Finance — 0.7%
Ally Financial, Inc., 6.65%, 01/17/40		23	22,946
American Express Co.
2.55%, 03/04/27		480	474,617
5.28%, 07/27/29		700	721,190
5.04%, 05/01/34		310	318,689
5.63%, 07/28/34		110	115,263
5.44%, 01/30/36		200	208,439
4.80%, 10/24/36		405	401,106
Atlanticus Holdings Corp., 9.75%, 09/01/30(b)		126	114,484
Bread Financial Holdings, Inc., 6.75%, 05/15/31(b)		85	86,601
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)		93	94,480
Capital One Financial Corp.
5.25%, 07/26/30		375	387,501
7.62%, 10/30/31		2,230	2,513,543
5.27%, 05/10/33		230	236,175
5.82%, 02/01/34		480	506,497
7.96%, 11/02/34		1,160	1,365,461
Credit Acceptance Corp.
9.25%, 12/15/28(b)		153	159,863
6.63%, 03/15/30(b)		90	89,531
Enova International, Inc., 9.13%, 08/01/29(b)		174	182,777
EZCORP, Inc., 7.38%, 04/01/32(b)		45	48,192
FirstCash, Inc., 6.88%, 03/01/32(b)		231	238,392
Ford Motor Credit Co. LLC
4.00%, 11/13/30		425	407,301
5.75%, 04/06/33		445	453,463
goeasy Ltd.
9.25%, 12/01/28(b)		121	119,715
7.38%, 10/01/30(b)		95	84,220
OneMain Finance Corp.
6.63%, 05/15/29		104	106,171
7.88%, 03/15/30		86	89,952
7.50%, 05/15/31		178	183,788
6.75%, 09/15/33		85	84,364
SLM Corp., 6.50%, 01/31/30		24	24,374
Synchrony Financial
3.95%, 12/01/27		150	149,312
2.88%, 10/28/31		1,490	1,337,853
7.25%, 02/02/33		229	241,490
			11,567,750
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/31/34(b)		73	72,637
Bunge Ltd. Finance Corp., 3.75%, 09/25/27		100	99,750
Kroger Co. (The)
2.20%, 05/01/30		425	395,710
5.00%, 09/15/34		335	340,621
Target Corp., 4.50%, 09/15/32		50	51,161
U.S. Foods, Inc.
7.25%, 01/15/32(b)		177	185,373
5.75%, 04/15/33(b)		123	125,463
Walmart, Inc., 4.90%, 04/28/35		1,490	1,546,079
			2,816,794
Diversified Consumer Services — 0.0%
Covista, Inc., 5.50%, 03/01/28(b)		42	42,000

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Consumer Services (continued)
Graham Holdings Co., 5.63%, 12/01/33(b)	USD	47	$ 46,999
United Rentals North America, Inc., 5.38%, 11/15/33(b)		38	38,310
			127,309
Diversified REITs — 0.2%
American Tower Corp.
1.45%, 09/15/26		425	419,243
5.80%, 11/15/28		25	26,127
5.35%, 03/15/35		300	311,512
Crown Castle, Inc., 3.65%, 09/01/27		1,100	1,094,552
Equinix, Inc., 1.45%, 05/15/26		1,000	994,534
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37		246	244,975
6.25%, 09/15/54		162	162,016
VICI Properties LP, 5.13%, 05/15/32		552	559,911
			3,812,870
Diversified Telecommunication Services — 0.3%
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		247	259,249
AT&T Inc.
5.70%, 11/01/54		500	485,116
6.00%, 04/30/56		1,300	1,311,219
British Telecommunications PLC, 9.63%, 12/15/30		125	152,930
Comcast Corp., 2.94%, 11/01/56		625	364,482
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		266	282,272
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		100	126,021
Flash Compute LLC, 7.25%, 12/31/30(b)		75	76,771
GCI LLC, 4.75%, 10/15/28(b)		100	98,256
Koninklijke KPN NV, 8.38%, 10/01/30		450	527,602
Level 3 Financing, Inc.
4.25%, 07/01/28(b)		147	141,713
6.88%, 06/30/33(b)		215	222,670
Orange SA, 5.50%, 02/06/44		200	201,845
Telecom Italia Capital SA
6.00%, 09/30/34		62	64,541
7.20%, 07/18/36		81	89,746
7.72%, 06/04/38		152	173,689
Verizon Communications, Inc., 5.88%, 11/30/55		195	196,305
WULF Compute LLC, 7.75%, 10/15/30(b)		183	193,800
			4,968,227
Electric Utilities — 1.0%
Alpha Generation LLC, 6.25%, 01/15/34(b)		85	86,318
Ameren Illinois Co., 5.90%, 12/01/52		125	130,752
Avangrid, Inc., 3.80%, 06/01/29		500	496,374
Baltimore Gas & Electric Co., 5.40%, 06/01/53		177	172,658
Berkshire Hathaway Energy Co., 6.13%, 04/01/36		50	54,850
CenterPoint Energy Houston Electric LLC, 3.55%, 08/01/42		125	101,259
Commonwealth Edison Co., 4.90%, 02/01/33		1,590	1,636,167
Consolidated Edison Co. of New York, Inc., Series 05-A, 5.30%, 03/01/35		225	234,684
Constellation Energy Generation LLC, 5.60%, 06/15/42		100	101,565
Consumers Energy Co., 4.20%, 09/01/52		200	163,881
DTE Electric Co., 5.25%, 05/15/35		225	233,677
Duke Energy Carolinas LLC, 3.20%, 08/15/49		125	87,810
Duke Energy Corp., 4.20%, 06/15/49		150	119,351
Enel Chile SA, 4.88%, 06/12/28		25	25,388
Entergy Louisiana LLC
5.80%, 03/15/55		125	127,121
Security		Par (000)	Value
Electric Utilities (continued)
Entergy Louisiana LLC
5.65%, 04/15/56	USD	685	$ 679,671
Evergy Kansas Central, Inc., 5.25%, 03/15/35		75	77,130
Eversource Energy
2.90%, 03/01/27		1,000	989,179
3.38%, 03/01/32		750	703,230
Series U, 1.40%, 08/15/26		200	197,553
Exelon Corp.
2.75%, 03/15/27		550	543,519
3.35%, 03/15/32		350	330,756
5.45%, 03/15/34		420	441,119
Florida Power & Light Co.
4.95%, 06/01/35		275	281,724
5.60%, 02/15/66		315	313,183
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(b)		13	13,250
Interstate Power & Light Co., 4.95%, 09/30/34		50	50,608
Kentucky Utilities Co., 4.38%, 10/01/45		50	43,171
MidAmerican Energy Co., 5.85%, 09/15/54		125	130,238
NextEra Energy Capital Holdings, Inc., 4.40%, 03/01/31		400	404,621
NRG Energy, Inc.
6.25%, 11/01/34(b)		70	72,392
6.00%, 01/15/36(b)		85	86,510
NSTAR Electric Co.
3.25%, 05/15/29		1,000	980,458
3.95%, 04/01/30		1,000	994,196
Oncor Electric Delivery Co. LLC, 7.50%, 09/01/38		75	91,586
Pacific Gas & Electric Co.
4.65%, 08/01/28		250	252,935
6.00%, 05/01/56		265	261,735
PacifiCorp, 5.45%, 02/15/34		200	205,414
Potomac Electric Power Co., 5.20%, 03/15/34		125	130,465
PPL Electric Utilities Corp., 4.85%, 02/15/34		175	179,103
Public Service Co. of Colorado, 5.15%, 09/15/35		175	178,686
Public Service Co. of New Hampshire, 5.15%, 01/15/53		360	340,185
Public Service Co. of Oklahoma, 5.45%, 01/15/36		75	77,709
Public Service Electric & Gas Co.
5.20%, 08/01/33		2,410	2,519,709
3.80%, 01/01/43		50	41,680
San Diego Gas & Electric Co., 5.35%, 04/01/53		100	95,126
Southern California Edison Co.
5.45%, 03/01/35		200	205,785
Series C, 4.13%, 03/01/48		75	58,700
Southern Co. (The), 4.40%, 07/01/46		125	106,888
Talen Energy Supply LLC
6.25%, 02/01/34(b)		93	94,636
6.50%, 02/01/36(b)		123	126,465
Tampa Electric Co.
5.15%, 03/01/35		670	688,052
5.00%, 07/15/52		25	23,230
Virginia Electric & Power Co.
8.88%, 11/15/38		25	33,446
03/15/56(d)		370	367,440
Series B, 6.00%, 01/15/36		100	108,018
Vistra Operations Co. LLC, 7.75%, 10/15/31(b)		86	90,881
Xcel Energy, Inc., 5.50%, 03/15/34		150	156,607
			17,538,844
Electrical Equipment — 0.0%
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		560	579,101

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electrical Equipment (continued)
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 4.85%, 08/19/32	USD	175	$ 178,033
WESCO Distribution, Inc., 6.38%, 03/15/33(b)		19	19,810
			776,944
Electronic Equipment, Instruments & Components — 0.2%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	44,685
Amphenol Corp., 4.63%, 02/15/36		125	124,234
Arrow Electronics, Inc., 5.88%, 04/10/34		477	502,574
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,256,992
3.00%, 10/30/29		760	734,076
4.95%, 10/15/34		65	66,268
TD SYNNEX Corp., 2.38%, 08/09/28		75	71,791
			2,800,620
Energy Equipment & Services — 0.3%
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)		35	35,437
Bristow Group, Inc., 6.75%, 02/01/33(b)		191	193,803
Chevron U.S.A., Inc., 4.98%, 04/15/35		1,745	1,811,248
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		25	26,575
Enerflex, Inc., 6.88%, 01/15/31(b)		25	25,910
Kodiak Gas Services LLC
6.50%, 10/01/33(b)		40	41,249
6.75%, 10/01/35(b)		40	41,796
Nabors Industries, Inc.
9.13%, 01/31/30(b)		14	14,721
7.63%, 11/15/32(b)		67	69,022
Noble Finance II LLC, 8.00%, 04/15/30(b)		193	200,878
Pentair Finance S.a.r.l.
4.50%, 07/01/29		1,580	1,595,266
5.90%, 07/15/32		740	794,364
Tidewater, Inc., 9.13%, 07/15/30(b)		234	253,142
Valaris Ltd., 8.38%, 04/30/30(b)		258	270,568
Venture Global LNG, Inc.
9.50%, 02/01/29(b)		100	107,255
9.88%, 02/01/32(b)		61	64,626
Viridien, 10.00%, 10/15/30(b)		97	104,015
Weatherford International Ltd., 6.75%, 10/15/33(b)		50	52,274
			5,702,149
Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(b)		57	58,069
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.30%, 01/19/34		150	154,317
4.95%, 09/10/34		780	782,007
Ares Strategic Income Fund, 5.55%, 04/15/31(b)		50	49,099
Coinbase Global, Inc., 3.38%, 10/01/28(b)		188	179,320
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		125	130,560
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29		185	182,845
10.00%, 11/15/29(b)		136	134,292
9.00%, 06/15/30		65	61,829
MGIC Investment Corp., 5.25%, 08/15/28		2,010	2,007,198
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34		75	77,408
Security		Par (000)	Value
Financial Services (continued)
PayPal Holdings, Inc.
4.45%, 03/06/28	USD	50	$ 50,566
2.30%, 06/01/30		25	23,353
PennyMac Financial Services, Inc.
7.88%, 12/15/29(b)		28	29,398
7.13%, 11/15/30(b)		81	83,270
6.88%, 05/15/32(b)		180	181,030
6.88%, 02/15/33(b)		3	3,003
6.75%, 02/15/34(b)		28	27,682
RELX Capital, Inc., 5.25%, 03/27/35		70	72,079
Rocket Cos., Inc.
6.50%, 08/01/29(b)		120	123,284
6.13%, 08/01/30(b)		95	97,466
7.13%, 02/01/32(b)		69	72,165
UWM Holdings LLC
6.63%, 02/01/30(b)		50	49,622
6.25%, 03/15/31(b)		19	18,357
Velocity Commercial Capital LLC, 9.38%, 02/15/31(b)		33	33,439
			4,623,589
Food Products — 0.3%
Campbell’s Co. (The), 4.15%, 03/15/28		225	225,616
Conagra Brands, Inc., 7.00%, 10/01/28		225	240,637
General Mills, Inc., 4.20%, 04/17/28		125	125,441
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/29(b)		145	154,887
J M Smucker Co. (The), 2.38%, 03/15/30		275	257,437
JBS NV/JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings, 3.00%, 02/02/29		375	364,273
Kellanova
3.40%, 11/15/27		610	606,634
4.30%, 05/15/28		2,720	2,747,308
Kraft Heinz Foods Co.
3.88%, 05/15/27		75	74,865
3.75%, 04/01/30		150	147,705
Pilgrim’s Pride Corp., 4.25%, 04/15/31		125	122,517
Post Holdings, Inc.
6.38%, 03/01/33(b)		157	159,808
6.50%, 03/15/36(b)		48	48,830
Tyson Foods, Inc., 5.10%, 09/28/48		150	141,121
			5,417,079
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27		30	30,247
9.38%, 06/01/28(b)		107	110,594
9.50%, 06/01/30(b)		85	90,982
Atmos Energy Corp., 5.90%, 11/15/33		75	81,988
National Fuel Gas Co., 5.95%, 03/15/35		1,865	1,986,885
ONE Gas, Inc., 4.25%, 09/01/32		155	155,045
			2,455,741
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, 5.50%, 03/15/55		200	199,749
Canadian National Railway Co., 3.85%, 08/05/32		485	475,149
Canadian Pacific Railway Co.
3.50%, 05/01/50		75	55,446
6.13%, 09/15/15		25	25,865
CSX Corp., 4.90%, 03/15/55		50	45,758
Hertz Corp. (The), 12.63%, 07/15/29(b)		37	34,118

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Ryder System, Inc.
5.65%, 03/01/28	USD	25	$ 25,774
6.30%, 12/01/28		940	994,986
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)		124	131,592
Union Pacific Corp., 3.84%, 03/20/60		325	240,176
			2,228,613
Health Care Equipment & Supplies — 0.0%
Abbott Laboratories, 4.90%, 11/30/46		200	189,552
Bausch + Lomb Corp., 8.38%, 10/01/28(b)		82	84,973
Baxter International, Inc., 2.27%, 12/01/28		150	141,827
Insulet Corp., 6.50%, 04/01/33(b)		58	60,324
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27		40	40,298
5.35%, 12/01/28		130	134,709
			651,683
Health Care Providers & Services — 1.0%
Cardinal Health, Inc., 5.35%, 11/15/34		670	696,955
Cencora, Inc.
2.70%, 03/15/31		1,870	1,742,612
4.30%, 12/15/47		1,170	1,006,788
Cigna Group (The)
4.38%, 10/15/28		900	909,336
5.25%, 02/15/34		540	560,192
CVS Health Corp.
5.00%, 09/15/32		270	277,015
5.45%, 09/15/35		550	568,066
5.05%, 03/25/48		350	312,096
DaVita, Inc.
6.88%, 09/01/32(b)		102	105,987
6.75%, 07/15/33(b)		75	77,871
Elevance Health, Inc.
4.38%, 12/01/47		125	104,579
5.70%, 02/15/55		175	172,111
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		56	53,433
HCA, Inc.
5.25%, 06/15/26		850	850,562
3.13%, 03/15/27		400	396,675
5.20%, 06/01/28		540	553,523
5.45%, 04/01/31		710	743,506
3.63%, 03/15/32		1,029	980,504
5.60%, 04/01/34		895	939,827
5.45%, 09/15/34		155	160,938
5.90%, 06/01/53		300	295,416
Humana, Inc., 4.88%, 04/01/30		500	507,026
McKesson Corp., 5.10%, 07/15/33		2,500	2,612,356
MPH Acquisition Holdings LLC, (6.50% Cash and 5.00% PIK), 11.50%, 12/31/30(b)(e)		89	79,010
Quest Diagnostics, Inc.
4.60%, 12/15/27		890	900,922
4.63%, 12/15/29		1,090	1,114,566
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		92	96,804
Tenet Healthcare Corp., 6.13%, 10/01/28		46	46,106
UnitedHealth Group, Inc.
4.90%, 04/15/31		290	299,819
4.50%, 04/15/33		440	439,454
5.88%, 02/15/53		140	142,380
5.05%, 04/15/53		750	681,803
			18,428,238
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc., 4.70%, 07/01/30		250	253,829
Security		Par (000)	Value
Health Care REITs (continued)
Diversified Healthcare Trust
4.75%, 02/15/28	USD	124	$ 121,254
7.25%, 10/15/30(b)		20	20,798
4.38%, 03/01/31		159	143,819
Healthpeak OP LLC, 3.00%, 01/15/30		175	167,430
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		151	147,950
4.63%, 08/01/29		159	137,375
Ventas Realty LP
5.10%, 07/15/32		620	640,989
5.70%, 09/30/43		25	25,635
Welltower OP LLC, 4.50%, 07/01/30		860	875,833
			2,534,912
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP/RHP Finance Corp., 03/15/34(b)(d)		25	25,182
Hotels, Restaurants & Leisure — 0.2%
Brinker International, Inc., 8.25%, 07/15/30(b)		38	40,029
Darden Restaurants, Inc.
4.35%, 10/15/27		305	307,090
4.55%, 10/15/29		305	309,149
Flutter Treasury DAC, 5.88%, 06/04/31(b)		100	99,713
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)		126	130,640
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/32(b)		108	111,656
Hyatt Hotels Corp., 5.38%, 12/15/31		40	41,516
Life Time, Inc., 6.00%, 11/15/31(b)		122	125,661
Light & Wonder International, Inc.
7.50%, 09/01/31(b)		176	183,480
6.25%, 10/01/33(b)		60	60,259
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		35	36,716
Marriott International, Inc., 5.10%, 05/01/38		1,040	1,028,631
McDonald’s Corp.
4.88%, 12/09/45		200	185,583
3.63%, 09/01/49		50	37,696
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38		780	781,227
Viking Cruises Ltd., 5.88%, 10/15/33(b)		68	69,371
			3,548,417
Household Durables — 0.4%
Century Communities, Inc., 6.63%, 09/15/33(b)		55	55,886
DR Horton, Inc.
1.40%, 10/15/27		75	72,193
5.50%, 10/15/35		898	945,123
Installed Building Products, Inc., 5.63%, 02/01/34(b)		35	35,465
Leggett & Platt, Inc., 3.50%, 11/15/27		25	24,694
NVR, Inc., 3.00%, 05/15/30		1,930	1,846,876
PulteGroup, Inc.
5.00%, 01/15/27		1,630	1,637,926
6.38%, 05/15/33		890	990,888
Sekisui House U.S., Inc., 3.97%, 08/06/61		360	242,281
Somnigroup International, Inc., 4.00%, 04/15/29(b)		80	77,747
Toll Brothers Finance Corp., 5.60%, 06/15/35		491	519,647
Whirlpool Corp.
6.13%, 06/15/30		39	39,175
4.50%, 06/01/46		23	16,878
4.60%, 05/15/50		22	16,110
			6,520,889
Household Products — 0.1%
Church & Dwight Co., Inc., 3.15%, 08/01/27		200	198,215

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Products (continued)
Colgate-Palmolive Co., 3.25%, 08/15/32	USD	50	$ 47,894
Unilever Capital Corp., 1.75%, 08/12/31		1,950	1,737,304
			1,983,413
Industrial Conglomerates — 0.4%
3M Co., 2.38%, 08/26/29		1,330	1,263,172
Honeywell International, Inc.
5.25%, 03/01/54		100	96,214
5.35%, 03/01/64		300	289,974
Trane Technologies Financing Ltd., 3.80%, 03/21/29		4,610	4,609,771
			6,259,131
Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)		7	6,865
Allstate Corp. (The)
5.35%, 06/01/33		100	104,845
3.85%, 08/10/49		350	268,784
American International Group, Inc.
4.85%, 05/07/30		290	297,545
5.13%, 03/27/33		175	180,367
Assurant, Inc.
4.90%, 03/27/28		150	151,886
5.55%, 02/15/36		185	187,961
7.00%, 03/27/48		84	86,515
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		114	114,374
Brighthouse Financial, Inc., 3.70%, 06/22/27		75	74,067
CNA Financial Corp., 5.20%, 08/15/35		270	271,615
Lincoln National Corp., 5.85%, 03/15/34		175	180,510
Markel Group, Inc., 6.00%, 05/16/54		248	252,512
Marsh & McLennan Cos., Inc.
5.15%, 03/15/34		890	918,447
5.45%, 03/15/53		550	529,296
5.70%, 09/15/53		710	709,653
Progressive Corp. (The), 4.95%, 06/15/33		1,410	1,455,056
Prudential Financial, Inc., 4.35%, 02/25/50		300	245,296
Reinsurance Group of America, Inc., 5.75%, 09/15/34		125	130,966
Stewart Information Services Corp., 3.60%, 11/15/31		428	385,726
Travelers Cos., Inc. (The), 5.05%, 07/24/35		150	153,552
Willis North America, Inc.
4.65%, 06/15/27		390	392,559
5.35%, 05/15/33		700	721,002
5.90%, 03/05/54		530	524,592
			8,343,991
Interactive Media & Services — 0.2%
Alphabet, Inc.
4.50%, 05/15/35		1,190	1,197,808
5.45%, 11/15/55		275	273,346
Baidu, Inc., 3.43%, 04/07/30		200	195,980
Getty Images, Inc., 10.50%, 11/15/30(b)		31	27,440
GrubHub Holdings, Inc., (13.00% Cash or 7.00% PIK), 13.00%, 07/31/30(b)(e)		97	64,875
Match Group Holdings II LLC, 6.13%, 09/15/33(b)		165	164,548
Meta Platforms, Inc.
4.60%, 11/15/32		155	157,600
5.50%, 11/15/45		175	172,893
5.63%, 11/15/55		550	538,354
Security		Par (000)	Value
Interactive Media & Services (continued)
Meta Platforms, Inc.
5.75%, 11/15/65	USD	175	$ 170,484
Snap, Inc., 6.88%, 03/01/33(b)		177	176,295
			3,139,623
IT Services — 0.7%
Accenture Capital, Inc., 4.50%, 10/04/34		50	49,461
Automatic Data Processing, Inc.
1.70%, 05/15/28		3,560	3,410,867
4.75%, 05/08/32		390	402,097
CGI, Inc., 2.30%, 09/14/31		1,570	1,398,558
CoreWeave, Inc.
9.25%, 06/01/30(b)		242	237,027
9.00%, 02/01/31(b)		66	63,681
Global Payments, Inc., 4.95%, 08/15/27		450	453,689
IBM International Capital Pte Ltd.
4.90%, 02/05/34		1,690	1,710,447
5.30%, 02/05/54		1,020	948,166
International Business Machines Corp.
2.20%, 02/09/27		750	739,127
5.88%, 11/29/32		200	216,930
Mastercard, Inc.
2.95%, 06/01/29		150	146,210
3.35%, 03/26/30		100	98,274
2.00%, 11/18/31		960	864,070
3.85%, 03/26/50		850	676,134
VeriSign, Inc., 5.25%, 06/01/32		135	138,178
Visa, Inc.
4.30%, 12/14/45		325	287,998
3.65%, 09/15/47		420	332,984
			12,173,898
Leisure Products — 0.0%
Acushnet Co., 5.63%, 12/01/33(b)		60	61,066
Amer Sports Co., 6.75%, 02/16/31(b)		193	201,497
			262,563
Machinery — 0.1%
Caterpillar, Inc.
5.20%, 05/15/35		50	52,380
3.80%, 08/15/42		125	106,853
CNH Industrial Capital LLC, 4.50%, 10/08/27		200	201,424
Columbus McKinnon Corp., 7.13%, 02/01/33(b)		133	136,732
Cummins, Inc., 4.90%, 02/20/29		570	587,996
Deere & Co.
5.45%, 01/16/35		225	240,220
3.90%, 06/09/42		25	22,048
Enpro, Inc., 6.13%, 06/01/33(b)		35	36,122
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(b)		123	133,703
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35		452	475,673
			1,993,151
Marine Transportation — 0.0%
Danaos Corp., 6.88%, 10/15/32(b)		146	150,573
Media — 0.2%
AMC Networks, Inc.
10.25%, 01/15/29(b)		77	82,583
4.25%, 02/15/29		50	44,094
10.50%, 07/15/32(b)		180	184,390
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/29(b)		30	30,400
7.38%, 03/01/31(b)		226	233,181
4.50%, 05/01/32		69	63,146

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 02/01/33(b)	USD	120	$ 122,694
7.38%, 02/01/36(b)		51	51,767
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28(b)		60	60,476
7.50%, 06/01/29(b)		64	64,456
7.13%, 02/15/31(b)		54	57,079
CSC Holdings LLC
5.50%, 04/15/27(b)		110	93,262
11.25%, 05/15/28(b)		229	181,430
DirecTV Financing LLC, 8.88%, 02/01/30(b)		30	30,010
DirecTV Financing LLC/DirecTV Financing Co- Obligor, Inc.
5.88%, 08/15/27(b)		51	51,059
10.00%, 02/15/31(b)		68	69,549
Discovery Communications LLC, 5.00%, 09/20/37		90	71,526
Discovery Global Holdings, Inc.
4.05%, 03/15/29		65	64,309
4.28%, 03/15/32		141	129,544
5.05%, 03/15/42		185	129,962
5.14%, 03/15/52		86	56,330
DISH DBS Corp.
7.38%, 07/01/28		136	131,219
5.75%, 12/01/28(b)		131	126,783
EchoStar Corp.
10.75%, 11/30/29		282	307,928
(6.75% PIK), 6.75%, 11/30/30(e)		72	72,918
Fox Corp., 5.58%, 01/25/49		300	285,071
iHeartCommunications, Inc., 10.88%, 05/01/30(b)		240	178,037
Nexstar Media, Inc., 4.75%, 11/01/28(b)		157	156,231
Omnicom Group, Inc., 4.65%, 10/01/28		500	505,547
Sinclair Television Group, Inc.
5.50%, 03/01/30(b)		37	32,826
4.38%, 12/31/32(b)		63	50,501
8.13%, 02/15/33(b)		46	47,897
Sirius XM Radio LLC, 4.13%, 07/01/30(b)		67	63,153
TEGNA, Inc., 5.00%, 09/15/29		7	6,993
Versant Media Group, Inc., 7.25%, 01/30/31(b)		126	128,946
			3,965,297
Metals & Mining — 0.2%
Barrick North America Finance LLC, 5.70%, 05/30/41		75	77,960
Century Aluminum Co., 6.88%, 08/01/32(b)		122	126,192
Champion Iron Canada, Inc., 7.88%, 07/15/32(b)		90	95,723
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(b)		30	30,788
Commercial Metals Co.
5.75%, 11/15/33(b)		55	56,116
6.00%, 12/15/35(b)		110	112,667
Eldorado Gold Corp., 6.25%, 09/01/29(b)		123	123,488
Fortescue Treasury Pty Ltd., 6.13%, 04/15/32(b)		121	126,712
Freeport-McMoRan, Inc., 5.45%, 03/15/43		75	74,204
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)		179	186,356
Kaiser Aluminum Corp., 5.88%, 03/01/34(b)		85	85,947
Mineral Resources Ltd., 7.00%, 04/01/31(b)		190	199,831
New Gold, Inc., 6.88%, 04/01/32(b)		179	190,229
Novelis Corp., 6.88%, 01/30/30(b)		80	82,582
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)		114	118,399
Reliance, Inc., 2.15%, 08/15/30		50	45,765
Rio Tinto Alcan, Inc., 6.13%, 12/15/33		100	110,359
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35		715	746,094
4.75%, 03/22/42		75	71,136
Security		Par (000)	Value
Metals & Mining (continued)
SunCoke Energy, Inc., 4.88%, 06/30/29(b)	USD	69	$ 63,028
Taseko Mines Ltd., 8.25%, 05/01/30(b)		131	138,681
			2,862,257
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(b)		93	92,533
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)		161	171,615
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(b)		75	75,746
Rithm Capital Corp., 8.00%, 04/01/29(b)		206	207,307
Starwood Property Trust, Inc.
7.25%, 04/01/29(b)		169	177,087
6.50%, 10/15/30(b)		75	78,162
			802,450
Multi-Utilities — 0.0%
American Water Capital Corp.
5.45%, 03/01/54		75	73,616
5.70%, 09/01/55		95	96,223
			169,839
Office REITs — 0.0%
Boston Properties LP, 2.90%, 03/15/30		150	141,546
Oil, Gas & Consumable Fuels — 1.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		42	44,184
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/33(b)		14	14,212
5.75%, 07/01/34(b)		65	66,016
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)		192	195,375
BP Capital Markets America, Inc., 5.23%, 11/17/34		425	444,865
California Resources Corp.
8.25%, 06/15/29(b)		214	224,659
7.00%, 01/15/34(b)		74	75,354
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		610	601,619
Cheniere Energy Partners LP, 5.75%, 08/15/34		75	79,254
Cheniere Energy, Inc., 4.63%, 10/15/28		2,640	2,639,057
Chord Energy Corp.
6.00%, 10/01/30(b)		70	71,505
6.75%, 03/15/33(b)		110	114,245
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		55	53,640
CNX Resources Corp.
7.38%, 01/15/31(b)		99	102,677
7.25%, 03/01/32(b)		124	130,026
5.88%, 03/01/34(b)		45	45,082
ConocoPhillips Co., 5.00%, 01/15/35		1,515	1,559,043
Coterra Energy, Inc., 5.40%, 02/15/35		125	128,904
CVR Energy, Inc.
7.50%, 02/15/31(b)		32	31,892
7.88%, 02/15/34(b)		46	45,080
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(b)		266	277,746
Enbridge, Inc., 6.20%, 11/15/30		65	70,363
Energy Transfer LP, 6.50%, 02/01/42		225	240,768
Enterprise Products Operating LLC
4.85%, 01/31/34		225	230,093
4.85%, 03/15/44		150	139,954
EQT Corp., 5.75%, 02/01/34		350	370,779

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	USD	104	$ 108,570
7.88%, 05/15/32		85	88,977
03/15/34(b)(d)		45	45,519
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)		84	88,744
Golar LNG Ltd., 7.50%, 10/02/30(b)		200	200,264
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		168	173,975
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)		124	130,533
Karoon U.S.A. Finance, Inc., 10.50%, 05/14/29(b)		33	34,188
Kinder Morgan Energy Partners LP
5.80%, 03/15/35		100	106,723
6.55%, 09/15/40		25	27,762
Kinder Morgan, Inc., 5.95%, 08/01/54		676	690,626
Marathon Petroleum Corp., 5.15%, 03/01/30		75	77,734
MPLX LP, 6.10%, 04/01/56		1,090	1,089,024
Murphy Oil Corp., 6.50%, 02/15/34		46	46,000
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(b)		122	126,437
8.38%, 02/15/32(b)		136	142,651
ONEOK, Inc.
5.65%, 11/01/28		1,490	1,550,273
6.35%, 01/15/31		1,530	1,657,565
6.05%, 09/01/33		540	579,814
7.15%, 01/15/51		390	438,611
Phillips 66 Co., 5.25%, 06/15/31		200	209,399
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28		25	25,101
Shell Finance U.S., Inc., 4.38%, 05/11/45		300	262,722
Talos Production, Inc.
9.00%, 02/01/29(b)		118	122,891
9.38%, 02/01/31(b)		114	121,298
Targa Resources Corp.
6.15%, 03/01/29		2,550	2,698,027
5.55%, 08/15/35		520	538,863
6.50%, 02/15/53		690	732,044
TotalEnergies Capital SA, 5.49%, 04/05/54		470	464,555
Vermilion Energy, Inc., 7.25%, 02/15/33(b)		108	105,635
Western Midstream Operating LP
4.50%, 03/01/28		50	50,377
6.35%, 01/15/29		35	36,985
5.50%, 12/15/35		395	398,405
Williams Cos., Inc. (The)
5.10%, 09/15/45		100	93,593
4.85%, 03/01/48		175	155,013
			21,415,290
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 6.00%, 01/15/29		200	207,116
Passenger Airlines — 0.0%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		235	238,818
Southwest Airlines Co., 2.63%, 02/10/30		175	164,214
			403,032
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/29		125	118,139
Kenvue, Inc., 5.00%, 03/22/30		50	51,810
			169,949
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32(b)		240	248,192
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		181	190,290
Security		Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC, 6.45%, 09/15/37	USD	350	$ 401,457
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		80	83,649
Eli Lilly & Co.
5.05%, 08/14/54		850	804,154
5.65%, 10/15/65		55	55,678
Merck & Co., Inc., 5.00%, 05/17/53		310	288,445
Novartis Capital Corp., 2.20%, 08/14/30		2,750	2,563,839
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43		550	535,248
5.30%, 05/19/53		200	191,495
5.34%, 05/19/63		125	117,307
Zoetis, Inc.
3.00%, 09/12/27		580	573,129
2.00%, 05/15/30		2,560	2,364,811
4.70%, 02/01/43		300	279,027
			8,696,721
Professional Services — 0.0%
CACI International, Inc.
6.38%, 06/15/33(b)		181	186,338
Series MAR, 06/15/33(b)(d)		55	56,622
			242,960
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC/Realogy Co- Issuer Corp.
5.75%, 01/15/29(b)		118	116,320
5.25%, 04/15/30(b)		76	71,887
9.75%, 04/15/30(b)		68	73,271
CBRE Services, Inc.
5.50%, 04/01/29		1,130	1,173,684
5.95%, 08/15/34		1,830	1,957,203
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		126	130,481
Howard Hughes Corp. (The), 6.13%, 03/01/34(b)		40	39,917
			3,562,763
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 08/01/35		50	51,284
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30		50	52,091
Mid-America Apartments LP, 4.65%, 01/15/33		75	75,457
UDR, Inc., 2.10%, 06/15/33		125	105,514
			284,346
Retail REITs — 0.0%
Kimco Realty OP LLC, 6.40%, 03/01/34		75	83,571
NNN REIT, Inc., 5.60%, 10/15/33		100	105,432
Realty Income Corp., 4.90%, 07/15/33		50	51,301
			240,304
Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		53	54,083
ams-OSRAM AG, 12.25%, 03/30/29(b)		46	49,005
Broadcom, Inc.
4.15%, 04/15/32(b)		700	693,142
3.75%, 02/15/51		300	231,304
Intel Corp., 4.88%, 02/10/28		1,070	1,086,956
Kioxia Holdings Corp.
6.25%, 07/24/30(b)		70	72,681
6.63%, 07/24/33(b)		138	145,433
Lam Research Corp., 1.90%, 06/15/30		2,520	2,316,387
Micron Technology, Inc., 5.80%, 01/15/35		250	267,727
NVIDIA Corp.
1.55%, 06/15/28		400	382,179
2.00%, 06/15/31		2,970	2,707,418

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.
3.50%, 04/01/50	USD	275	$ 209,906
3.70%, 04/01/60		1,050	788,120
Texas Instruments, Inc.
1.90%, 09/15/31		299	268,637
3.65%, 08/16/32		2,345	2,280,689
4.90%, 03/14/33		520	540,226
TSMC Arizona Corp.
4.25%, 04/22/32		828	838,797
3.25%, 10/25/51		540	424,823
			13,357,513
Software — 0.9%
Adobe, Inc., 2.30%, 02/01/30		2,360	2,211,262
AppLovin Corp., 5.50%, 12/01/34		890	907,340
Autodesk, Inc., 3.50%, 06/15/27		325	323,047
Cloud Software Group, Inc.
9.00%, 09/30/29(b)		83	81,278
8.25%, 06/30/32(b)		73	73,061
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	944,681
Fair Isaac Corp., 6.00%, 05/15/33(b)		74	74,797
Fiserv, Inc.
2.25%, 06/01/27		200	195,422
4.20%, 10/01/28		275	275,069
Intuit, Inc.
1.35%, 07/15/27		660	638,431
1.65%, 07/15/30		3,100	2,798,595
5.20%, 09/15/33		200	207,415
5.50%, 09/15/53		65	61,518
Microsoft Corp., 2.68%, 06/01/60		525	303,953
NCR Atleos Corp., 9.50%, 04/01/29(b)		169	181,490
Oracle Corp.
5.50%, 08/03/35		1,360	1,344,406
5.95%, 09/26/55		260	228,798
6.70%, 02/04/56		770	746,715
Roper Technologies, Inc., 5.10%, 09/15/35		70	69,878
Salesforce, Inc.
3.70%, 04/11/28		125	124,718
3.05%, 07/15/61		610	355,199
ServiceNow, Inc., 1.40%, 09/01/30		1,980	1,753,960
Workday, Inc., 3.80%, 04/01/32		1,200	1,138,284
			15,039,317
Specialized REITs — 0.0%
EPR Properties, 4.95%, 04/15/28		225	227,633
Extra Space Storage LP, 5.50%, 07/01/30		150	156,931
Iron Mountain, Inc., 6.25%, 01/15/33(b)		83	84,810
Millrose Properties, Inc.
6.38%, 08/01/30(b)		50	51,295
6.25%, 09/15/32(b)		192	194,408
			715,077
Specialty Retail — 0.3%
Advance Auto Parts, Inc.
7.00%, 08/01/30(b)		70	71,811
7.38%, 08/01/33(b)		49	50,215
AutoZone, Inc., 4.00%, 04/15/30		225	224,027
Carvana Co.
(9.00% Cash or 13.00% PIK), 9.00%, 06/01/30(b)(e)		105	109,082
(9.00% Cash or 14.00% PIK), 9.00%, 06/01/31(b)(e)		33	36,706
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(b)		70	69,291
Gap, Inc. (The), 3.63%, 10/01/29(b)		69	65,636
Security		Par (000)	Value
Specialty Retail (continued)
Home Depot, Inc. (The)
1.50%, 09/15/28	USD	1,050	$ 996,321
1.88%, 09/15/31		1,420	1,267,400
4.65%, 09/15/35		475	475,533
3.35%, 04/15/50		940	672,140
Lowe’s Cos., Inc., 1.70%, 09/15/28		1,150	1,089,749
O’Reilly Automotive, Inc., 3.60%, 09/01/27		25	24,879
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(b)		11	10,743
Wayfair LLC
7.25%, 10/31/29(b)		181	187,053
7.75%, 09/15/30(b)		103	108,316
			5,458,902
Technology Hardware, Storage & Peripherals — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31		226	210,381
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		35	36,915
HP, Inc., 4.00%, 04/15/29		325	323,181
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29(b)		106	111,847
5.88%, 07/15/30(b)		60	61,749
			744,073
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., 5.00%, 06/15/32		1,000	1,040,764
Tobacco — 0.0%
Altria Group, Inc., 3.40%, 05/06/30		250	243,424
BAT Capital Corp., 3.46%, 09/06/29		200	196,351
Turning Point Brands, Inc., 7.63%, 03/15/32(b)		88	94,368
			534,143
Trading Companies & Distributors — 0.0%
FTAI Aviation Investors LLC
7.88%, 12/01/30(b)		66	69,836
7.00%, 06/15/32(b)		48	50,386
GATX Corp., 5.45%, 09/15/33		75	78,674
QXO Building Products, Inc., 6.75%, 04/30/32(b)		240	248,572
			447,468
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.63%, 04/22/29		200	197,073
Millicom International Cellular SA
6.25%, 03/25/29(b)		63	63,420
7.38%, 04/02/32(b)		168	173,386
Rogers Communications, Inc.
4.55%, 03/15/52		225	183,725
7.00%, 04/15/55		58	60,661
7.13%, 04/15/55		56	59,308
T-Mobile U.S.A., Inc.
3.38%, 04/15/29		75	73,640
3.50%, 04/15/31		400	386,426
5.50%, 01/15/55		320	305,198
Vodafone Group PLC, 6.15%, 02/27/37		300	330,777
Zegona Finance PLC, 8.63%, 07/15/29(b)		218	230,198
			2,063,812
Total Corporate Bonds — 18.2% (Cost: $316,937,610)			322,236,228

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Foreign Government Obligations
Canada — 0.1%
Canada Government International Bond
3.75%, 04/26/28	USD	1,050	$ 1,057,183
4.00%, 03/18/30		75	76,435
			1,133,618
Chile — 0.0%
Republic of Chile, 3.25%, 09/21/71		1,110	716,283
Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(f)		275	248,911
Indonesia — 0.0%
Republic of Indonesia, 5.25%, 01/15/30		200	207,600
Mexico — 0.1%
United Mexican States
5.85%, 07/02/32		225	234,000
6.13%, 02/09/38		475	481,294
7.38%, 05/13/55		550	602,525
3.77%, 05/24/61		870	544,620
			1,862,439
Peru — 0.0%
Republic of Peru, 6.20%, 06/30/55		300	315,825
Philippines — 0.1%
Republic of the Philippines
4.63%, 07/17/28		200	203,100
2.46%, 05/05/30		325	305,500
5.90%, 02/04/50		400	422,840
			931,440
Poland — 0.0%
Republic of Poland, 5.50%, 03/18/54		220	215,301
Total Foreign Government Obligations — 0.3% (Cost: $5,570,613)			5,631,417

	Shares
Investment Companies
Equity Funds — 0.2%
iShares MSCI India ETF(g)	76,701	4,009,161
Total Investment Companies — 0.2% (Cost: $ 3,492,383)		4,009,161

		Par (000)
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
Canadian Imperial Bank of Commerce, 6.95%, 01/28/85	USD	136	140,635
Electric Utilities — 0.0%
American Electric Power Co., Inc., Series C, 5.80%, 03/15/56		125	125,608
Electricite de France SA, 9.13%(b)(h)		78	92,772
Entergy Corp., 6.10%, 06/15/56		125	126,036
			344,416
Financial Services — 0.0%
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56		295	294,919
Security		Par (000)	Value
Gas Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)	USD	92	$ 96,123
Health Care Providers & Services — 0.0%
CVS Health Corp.
6.75%, 12/10/54		104	108,194
7.00%, 03/10/55		106	111,494
			219,688
Total Capital Trusts — 0.0%			1,095,781

	Shares
Preferred Stocks — 0.1%
Banks — 0.1%
Grupo Cibest SA	24,294	416,339
Itau Unibanco Holding SA	7,012	63,534
		479,873
Chemicals — 0.0%
Braskem SA, Series A(a)	95,990	179,191
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais	55,598	131,769
Machinery — 0.0%
Marcopolo SA	316,822	427,662
Metals & Mining — 0.0%
Gerdau SA	84,879	344,881
Total Preferred Stocks — 0.1%		1,563,376
Total Preferred Securities — 0.1% (Cost: $2,561,676)		2,659,157

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 10.9%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52	USD	1,938	1,576,277
2.00%, 04/01/37 - 12/01/51		22,450	19,078,157
2.50%, 06/01/37 - 12/01/51		6,900	6,052,240
3.00%, 09/01/34 - 06/01/52		3,134	2,902,770
4.00%, 11/01/37 - 08/01/52		965	944,615
4.50%, 09/01/52 - 08/01/53		158	158,099
5.00%, 10/01/52 - 01/01/55		2,612	2,637,515
5.50%, 02/01/53 - 10/01/54		2,902	2,971,222
6.00%, 07/01/53 - 11/01/55		8,039	8,279,875
6.50%, 11/01/53 - 08/01/54		1,372	1,451,163
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		132	120,153
2.00%, 05/01/36 - 04/01/37		728	678,331
2.50%, 05/01/37 - 04/01/52		4,057	3,564,790
3.00%, 07/01/38 - 07/01/50		409	393,853
4.00%, 02/01/38 - 02/01/53		906	889,320
4.50%, 08/01/52 - 08/01/53		52	51,622
5.00%, 04/01/53 - 01/01/56		3,064	3,095,125
5.50%, 01/01/53 - 10/01/55		4,514	4,621,489
6.00%, 08/01/53 - 08/01/55		3,472	3,627,521
6.50%, 10/01/53 - 09/01/55		1,950	2,037,435
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/20/51 - 03/15/56(i)		8,712	7,380,916
2.50%, 07/20/51 - 03/15/56(i)		11,486	10,143,509
3.00%, 11/20/46 - 03/15/56(i)		8,378	7,698,524
3.50%, 03/20/50 - 03/15/56(i)		5,414	5,138,353

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
4.00%, 01/20/50 - 09/20/52	USD	4,686	$ 4,552,732
4.50%, 03/20/49 - 03/15/56(i)		3,807	3,784,553
5.00%, 04/20/53 - 03/15/56(i)		5,472	5,493,118
5.50%, 12/20/52 - 03/15/56(i)		5,786	5,864,454
6.00%, 09/20/53 - 03/15/56(i)		2,475	2,529,935
6.50%, 10/20/53 - 03/15/56(i)		1,061	1,102,818
Uniform Mortgage-Backed Securities
1.50%, 03/01/41 - 03/01/56(i)		2,189	1,840,961
2.00%, 03/01/41 - 03/01/56(i)		16,365	13,641,964
2.50%, 03/01/41 - 03/01/56(i)		7,466	6,613,656
3.00%, 03/01/41 - 03/01/56(i)		5,313	4,849,312
3.50%, 03/01/41 - 03/01/56(i)		9,002	8,548,009
4.00%, 03/01/41 - 03/01/56(i)		4,969	4,863,041
4.50%, 03/01/56(i)		3,336	3,298,561
5.00%, 03/01/56(i)		8,199	8,233,238
5.50%, 03/01/56(i)		15,288	15,530,150
6.00%, 03/01/56(i)		3,705	3,799,892
6.50%, 03/01/56(i)		509	528,672
7.00%, 03/01/56(i)		1,208	1,270,097
			191,838,037
Total U.S. Government Sponsored Agency Securities — 10.9% (Cost: $194,287,178)			191,838,037
U.S. Treasury Obligations
U.S. Treasury Bonds
2.25%, 05/15/41 - 02/15/52		49,030	33,206,344
1.75%, 08/15/41		10,280	7,176,725
2.38%, 02/15/42		16,000	12,165,000
2.88%, 05/15/43		10,000	8,019,141
4.13%, 08/15/44		1,000	947,031
3.00%, 02/15/47 - 08/15/48		16,100	12,460,855
3.38%, 11/15/48		2,600	2,131,797
1.88%, 11/15/51		7,510	4,334,971
4.75%, 08/15/55		2,930	2,983,564
U.S. Treasury Notes
2.50%, 03/31/27		5,000	4,947,266
2.75%, 04/30/27		9,350	9,271,109
4.38%, 08/31/28		22,120	22,638,438
1.88%, 02/28/29 - 02/15/32		32,000	29,758,633
2.38%, 05/15/29		16,000	15,501,875
0.63%, 08/15/30		5,000	4,413,086
3.75%, 12/31/30		27,100	27,368,883
3.88%, 08/15/34		15,590	15,613,141
Total U.S. Treasury Obligations — 12.1% (Cost: $231,195,189)			212,937,859
Total Long-Term Investments — 91.3% (Cost: $1,292,815,854)			1,613,396,345

Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(g)(j)(k)	950,908	$ 951,383
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(g)(j)	210,101,136	210,101,136
Total Short-Term Securities — 11.9% (Cost: $211,052,519)		211,052,519
Total Investments Before TBA Sale Commitments — 103.2% (Cost: $1,503,868,373)		1,824,448,864

Par (000)
TBA Sale Commitments(i)
Mortgage-Backed Securities — (1.3)%
Ginnie Mae Mortgage-Backed Securities
3.00%, 03/15/56	USD	(250)	(229,270)
3.50%, 03/15/56		(300)	(281,527)
6.50%, 03/15/56		(775)	(805,717)
Uniform Mortgage-Backed Securities
2.00%, 03/01/56		(6,200)	(5,135,050)
2.50%, 03/01/41		(450)	(428,984)
3.00%, 03/01/41		(550)	(532,458)
4.00%, 03/01/56		(425)	(413,021)
4.50%, 03/01/56		(650)	(642,752)
5.00%, 03/01/56		(3,800)	(3,817,045)
5.50%, 03/01/56		(10,725)	(10,896,952)
6.50%, 03/01/56		(475)	(493,339)
Total TBA Sale Commitments — (1.3)% (Proceeds: $(23,674,367))			(23,676,115)
Total Investments Net of TBA Sale Commitments — 101.9% (Cost: $1,480,194,006)			1,800,772,749
Liabilities in Excess of Other Assets — (1.9)%			(33,775,095)
Net Assets — 100.0%			$ 1,766,997,654

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	When-issued security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,291,050	$ —	$ (339,948)(a)	$ 281	$ —	$ 951,383	950,908	$ 9,136 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	89,404,974	120,696,162 (a)	—	—	—	210,101,136	210,101,136	3,575,419	—
iShares MSCI India ETF	4,579,582	1,957,297	(2,374,928)	86,130	(238,920)	4,009,161	76,701	—	—
				$ 86,411	$ (238,920)	$ 215,061,680		$ 3,584,555	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	136	03/12/26	$ 34,439	$ 4,943,398
S&P/Toronto Stock Exchange 60 Index	1	03/19/26	289	16,734
Mini MSCI EAFE Index	119	03/20/26	18,832	1,605,519
Mini MSCI Emerging Markets Index	11	03/20/26	882	126,868
S&P 500 E-Mini Index	49	03/20/26	16,878	(126,316)
U.S. Ultra Treasury Notes (10 Year)	85	06/18/26	9,922	56,242
U.S. Treasury Notes (2 Year)	179	06/30/26	37,460	59,100
U.S. Treasury Notes (5 Year)	176	06/30/26	19,385	47,681
				6,729,226
Short Contracts
Euro STOXX 50 Index	103	03/20/26	7,488	(406,865)
NASDAQ 100 E-Mini Index	105	03/20/26	52,510	2,024,736
U.S. Treasury Bonds (30 Year)	66	06/18/26	7,819	(58,115)
U.S. Treasury Notes (10 Year)	14	06/18/26	1,593	(6,914)
U.S. Ultra Treasury Bonds	955	06/18/26	116,122	(1,085,604)
				467,238
				$ 7,196,464
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	78,326,836	USD	51,863,566	JPMorgan Chase Bank N.A.	03/18/26	$3,872,890
CAD	47,518,230	USD	34,243,341	Morgan Stanley & Co. International PLC	03/18/26	623,756
EUR	57,939,246	JPY	10,644,487,610	Barclays Bank PLC	03/18/26	253,835
EUR	4,485,000	JPY	818,646,000	Goldman Sachs International	03/18/26	53,839
EUR	58,786,960	USD	68,942,995	BNP Paribas S.A.	03/18/26	599,176

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,621,397	EUR	58,786,960	Barclays Bank PLC	03/18/26	$79,225
USD	630,079	JPY	96,699,400	Barclays Bank PLC	03/18/26	9,743
						$5,492,464
JPY	10,644,487,610	EUR	59,223,726	Barclays Bank PLC	03/18/26	(1,773,314)
JPY	10,644,487,118	USD	69,357,980	Barclays Bank PLC	03/18/26	(1,072,452)
JPY	10,836,135,024	USD	69,852,864	Barclays Bank PLC	03/18/26	(337,894)
USD	491,621	EUR	419,200	BNP Paribas S.A.	03/18/26	(4,273)
USD	4,805,359	EUR	4,105,000	Wells Fargo Bank N.A.	03/18/26	(50,660)
USD	472,566	GBP	353,700	Morgan Stanley & Co. International PLC	03/18/26	(4,128)
						$(3,242,721)
						$2,249,743

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V2	5.00%	Quarterly	12/20/30	USD	10,501	$(813,796)	$(842,832)	$29,036
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SOFR plus 0.29%, 3.68%	Quarterly	MSCI All Country World Index	Quarterly	Merrill Lynch International	04/07/26	USD	170,219	$ 3,412,690	$ —	$ 3,412,690
SOFR plus 0.38%, 3.68%	Quarterly	MSCI All Country World Index	Quarterly	Merrill Lynch International	11/12/26	USD	8,476	84,386	—	84,386
								$ 3,497,076	$ —	$ 3,497,076
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 11,942,850	$ 16,739,439	$ —	$ 28,682,289
Air Freight & Logistics	—	190,477	—	190,477
Automobile Components	2,643,539	—	—	2,643,539
Automobiles	12,602,348	409,666	—	13,012,014
Banks	25,667,821	36,507,940	—	62,175,761
Beverages	3,836,817	—	—	3,836,817
Biotechnology	14,633,864	1,829,898	—	16,463,762
Broadline Retail	28,323,391	3,246,432	—	31,569,823
Building Products	338,239	—	—	338,239
Capital Markets	20,033,390	7,424,136	—	27,457,526
Chemicals	3,856,845	4,244,571	—	8,101,416
Commercial Services & Supplies	1,251,424	—	—	1,251,424
Communications Equipment	4,029,944	3,216,246	—	7,246,190
Construction & Engineering	11,681,005	5,303,857	—	16,984,862
Construction Materials	—	787,024	—	787,024
Consumer Finance	6,138,895	—	—	6,138,895
Consumer Staples Distribution & Retail	11,709,745	1,538,781	—	13,248,526
Containers & Packaging	1,997,995	—	—	1,997,995
Diversified REITs	—	196,358	—	196,358
Diversified Telecommunication Services	11,651,254	6,298,277	—	17,949,531
Electric Utilities	3,921,905	3,053,904	—	6,975,809
Electrical Equipment	7,234,070	18,012,296	—	25,246,366
Electronic Equipment, Instruments & Components	3,735,602	9,516,708	—	13,252,310
Energy Equipment & Services	128,772	—	—	128,772
Entertainment	8,883,241	336,265	—	9,219,506
Financial Services	10,446,433	1,261,111	—	11,707,544
Food Products	1,744,164	573,886	—	2,318,050
Gas Utilities	—	341,288	—	341,288
Ground Transportation	3,427,301	—	—	3,427,301
Health Care Equipment & Supplies	9,556,050	715,867	—	10,271,917
Health Care Providers & Services	12,463,397	71,111	—	12,534,508
Health Care REITs	134,237	—	—	134,237
Health Care Technology	898,765	—	—	898,765
Hotel & Resort REITs	136	—	—	136
Hotels, Restaurants & Leisure	15,135,896	2,405,548	—	17,541,444
Household Durables	1,661,432	8,290,610	—	9,952,042
Household Products	10,997,037	—	—	10,997,037
Independent Power and Renewable Electricity Producers	1,118,079	—	—	1,118,079
Industrial Conglomerates	8,926,898	4,569,915	—	13,496,813
Insurance	9,678,719	24,714,592	—	34,393,311
Interactive Media & Services	39,342,390	8,246,352	—	47,588,742
IT Services	2,201,700	1,425,919	—	3,627,619
Leisure Products	618,155	—	—	618,155
Life Sciences Tools & Services	727,321	161,532	—	888,853
Machinery	811,799	3,083,971	—	3,895,770
Marine Transportation	40,776	—	—	40,776
Media	195,539	1,589,274	—	1,784,813
Metals & Mining	15,520,168	8,174,781	—	23,694,949
Multi-Utilities	3,384,059	3,162,374	—	6,546,433
Oil, Gas & Consumable Fuels	15,016,512	20,538,825	—	35,555,337
Passenger Airlines	43,953	687,684	—	731,637
Personal Care Products	—	133,067	—	133,067
Pharmaceuticals	22,905,520	15,361,845	—	38,267,365
Professional Services	1,658,389	3,515,933	—	5,174,322
Real Estate Management & Development	55,668	3,523,724	—	3,579,392
Residential REITs	348,004	—	—	348,004

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Retail REITs	$ 1,686,645	$ 181,881	$ —	$ 1,868,526
Semiconductors & Semiconductor Equipment	80,854,693	38,048,216	—	118,902,909
Software	44,512,966	1,684,042	—	46,197,008
Specialized REITs	9,746,743	—	—	9,746,743
Specialty Retail	6,652,430	539,886	—	7,192,316
Technology Hardware, Storage & Peripherals	43,635,799	11,490,131	—	55,125,930
Textiles, Apparel & Luxury Goods	3,581,251	495,907	—	4,077,158
Tobacco	6,086,014	2,284,624	—	8,370,638
Water Utilities	—	710,149	—	710,149
Wireless Telecommunication Services	2,196,734	2,993,438	—	5,190,172
Corporate Bonds	—	322,236,228	—	322,236,228
Foreign Government Obligations	—	5,631,417	—	5,631,417
Investment Companies	4,009,161	—	—	4,009,161
Preferred Securities
Capital Trusts	—	1,095,781	—	1,095,781
Preferred Stocks	1,563,376	—	—	1,563,376
U.S. Government Sponsored Agency Securities	—	191,838,037	—	191,838,037
U.S. Treasury Obligations	—	212,937,859	—	212,937,859
Short-Term Securities
Money Market Funds	211,052,519	—	—	211,052,519
Liabilities
TBA Sale Commitments	—	(23,676,115)	—	(23,676,115)
	$ 800,879,784	$ 999,892,965	$ —	$ 1,800,772,749
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 29,036	$ —	$ 29,036
Equity Contracts	3,773,857	8,440,474	—	12,214,331
Foreign Currency Exchange Contracts	—	5,492,464	—	5,492,464
Interest Rate Contracts	163,023	—	—	163,023
Liabilities
Equity Contracts	(533,181)	—	—	(533,181)
Foreign Currency Exchange Contracts	—	(3,242,721)	—	(3,242,721)
Interest Rate Contracts	(1,150,633)	—	—	(1,150,633)
	$ 2,253,066	$ 10,719,253	$ —	$ 12,972,319

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Balanced Fund, Inc.

Portfolio Abbreviation
ADR	American Depositary Receipt
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
LP	Limited Partnership
MTN	Medium-Term Note
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced
TOPIX	Tokyo Stock Price Index